Income Tax - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax liabilities	$ 0
Canada [member] | Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Pre-tax loss carryforward	$ 187,318,000	$ 194,929,000
Canada [member] | Unused tax losses [member] | Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards expiration year	2027
Canada [member] | Unused tax losses [member] | Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards expiration year	2037
United states [member] | Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Pre-tax loss carryforward	$ 65,555,000	$ 56,273,000
United states [member] | Unused tax losses [member] | Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards expiration year	2027
United states [member] | Unused tax losses [member] | Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards expiration year	2037